Significant Accounting Policies - Concentration of revenue (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Total Revenue by Year		$ 58,762,397	$ 269,453,971	$ 144,586,444		$ 542,998,305	$ 295,884,386	$ 578,602,418	$ 491,063,525	$ 145,482,112
Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year		$ 58,762,397	$ 269,453,971	$ 144,586,444		$ 542,998,305	$ 295,884,386	$ 578,602,418	$ 491,063,525	$ 145,482,112
Percentage of total revenue		100.00%	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%
Health Plan A | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year		$ 11,664,112	$ 48,047,307	$ 39,119,191		$ 93,285,372	$ 77,813,676	$ 139,289,079	$ 147,906,495
Percentage of total revenue		20.00%	17.80%	27.10%		17.20%	26.30%	24.00%	30.00%
Health Plan B | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year		$ 12,757,714	$ 45,818,789	$ 33,449,667		$ 93,838,172	$ 67,034,039	$ 126,460,232	$ 112,384,330	$ 13,557,771
Percentage of total revenue		22.00%	17.00%	23.20%		17.30%	22.70%	22.00%	23.00%	9.00%
Health Plan C | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year		$ 6,156,558	$ 54,392,897	$ 18,412,847		$ 109,714,073	$ 37,693,084	$ 71,061,602	$ 66,237,074	$ 27,788,287
Percentage of total revenue		10.00%	20.20%	12.70%		20.20%	12.70%	12.00%	13.00%	19.00%
Health Plan D | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year		$ 10,337,160	$ 36,013,196	$ 27,231,621		$ 72,876,157	$ 54,925,880	$ 114,496,751	$ 62,683,829	$ 6,106,544
Percentage of total revenue		18.00%	13.40%	18.80%		13.40%	18.60%	20.00%	13.00%	4.00%
Health Plan E | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year		$ 1,820,518						$ 22,249,245	$ 28,880,247	$ 39,265,322
Percentage of total revenue		3.00%						4.00%	6.00%	27.00%
Health Plan F | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year		$ 2,446,094						$ 26,670,388	$ 24,521,349	$ 26,703,364
Percentage of total revenue		4.00%						5.00%	5.00%	18.00%
Health Plan G | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year								$ 264,006	$ 22,646,251	$ 20,157,166
Percentage of total revenue									5.00%	14.00%
All Other | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year		$ 13,580,241	$ 85,181,782	$ 26,373,118		$ 173,284,531	$ 58,417,707	$ 78,111,115	$ 25,803,950	$ 11,903,658
Percentage of total revenue		23.00%	31.60%	18.20%		31.90%	19.70%	13.00%	5.00%	9.00%